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                               ING INVESTORS TRUST

                         ING DEVELOPING WORLD PORTFOLIO

                        Supplement dated August 20, 2004
          to the Adviser, Institutional, Retirement, and Service Class
                        Prospectuses dated April 30, 2004

ING Developing World Portfolio

Effective August 1, 2004, all references to Bratin Sanyal are hereby deleted from page 20 of the Adviser, Institutional and Service Class Prospectuses and page 22 of the Retirement Class Prospectus. Bratin Sanyal is no longer a Portfolio Manager of ING Developing World Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.